Schedule of Investments

ARK Next Generation Internet ETF

October 31, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–88.3%

Automobiles - 9.1%
Tesla, Inc.*	507,429	$126,781,136

Banks - 0.9%
NU Holdings Ltd., Class A (Brazil)*	829,027	12,510,017

Broadline Retail - 2.4%
Amazon.com, Inc.*	84,192	15,693,389
MercadoLibre, Inc. (Brazil)*	8,800	17,927,184
Total Broadline Retail		33,620,573

Capital Markets - 9.5%
Coinbase Global, Inc., Class A*	404,512	72,508,776
Robinhood Markets, Inc., Class A*	2,513,331	59,038,145
Total Capital Markets		131,546,921

Entertainment - 16.6%
ROBLOX Corp., Class A*	1,809,050	93,564,066
Roku, Inc.*	1,737,958	111,368,349
Spotify Technology SA*	63,693	24,528,174
Total Entertainment		229,460,589

Financial Services - 7.5%
Adyen NV (Netherlands)*(a)	983,741	15,054,014
Block, Inc.*	1,000,846	72,381,183
Toast, Inc., Class A*	539,644	16,205,509
Total Financial Services		103,640,706

Hotels, Restaurants & Leisure - 4.6%
DraftKings, Inc., Class A*	920,065	32,496,696
Genius Sports Ltd. (United Kingdom)*	4,532,051	31,044,549
Total Hotels, Restaurants & Leisure		63,541,245

Interactive Media & Services - 9.4%
Meta Platforms, Inc., Class A	119,578	67,870,081
Nextdoor Holdings, Inc.*	6,680,557	16,166,948
Pinterest, Inc., Class A*	645,161	20,509,668
Reddit, Inc., Class A*	215,088	25,659,999
Total Interactive Media & Services		130,206,696

IT Services - 5.7%
Cloudflare, Inc., Class A*	337,883	29,635,718
Shopify, Inc., Class A (Canada)*	636,930	49,814,295
Total IT Services		79,450,013

Media - 2.0%
Trade Desk, Inc. (The), Class A*	229,745	27,617,647

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	172,569	24,862,016
NVIDIA Corp.	140,158	18,607,376
QUALCOMM, Inc.	41,557	6,764,233
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	89,086	16,974,446
Total Semiconductors & Semiconductor Equipment		67,208,071
Investments	Shares	Value

Software - 15.1%
Crowdstrike Holdings, Inc., Class A*	98,723	$29,307,897
Datadog, Inc., Class A*	120,189	15,076,508
Gitlab, Inc., Class A*	277,949	14,939,759
Microsoft Corp.	29,143	11,842,258
PagerDuty, Inc.*	1,286,840	23,240,330
Palantir Technologies, Inc., Class A*	1,196,794	49,738,759
Rubrik, Inc., Class A*	407,784	16,825,168
UiPath, Inc., Class A*	1,959,081	24,214,241
Unity Software, Inc.*	1,168,275	23,458,962
Total Software		208,643,882

Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage, Inc., Class A*	187,188	9,368,759
Total Common Stocks
(Cost $1,322,131,999)		1,223,596,255
EXCHANGE - TRADED FUNDS–11.8%

Financials - 11.8%
3iQ Ether Staking ETF (Canada)*†	980,459	9,710,583
ARK 21Shares Bitcoin ETF†	2,209,075	154,325,979
Total Financials		164,036,562
Total Exchange - Traded Funds
(Cost $101,926,527)		164,036,562
MONEY MARKET FUND–0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund, 4.74% (c)
(Cost $4,119)	4,119	4,119
Total Investments–100.1%
(Cost $1,424,062,645)		1,387,636,936
Liabilities in Excess of Other Assets–(0.1)%		(1,843,466)
Net Assets–100.0%		$1,385,793,470

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of October 31, 2024.

Schedule of Investments (continued)

ARK Next Generation Internet ETF

October 31, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Exchange - Traded Funds — 11.8%
Financials — 11.8%
3iQ Ether Staking ETF
–	13,411,337	(1,102,481)	(258,034)	(2,340,239)	–	–	980,459	9,710,583
ARK 21Shares Active Ethereum Futures Strategy ETF ^
744,116	–	(559,671)	(155,855)	(28,590)	–	–	–	–
ARK 21Shares Bitcoin ETF
153,959,889	–	(9,686,801)	3,032,081	7,020,810	–	–	2,209,075	154,325,979
$154,704,005	$13,411,33	$(11,348,953)	$(2,618,192)	$4,651,981	$–	$–	3,189,534	$164,036,562

^	As of October 31, 2024, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2024, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,223,596,255	$–	$–	$1,223,596,255
Exchange - Traded Funds	$164,036,562	$–	$–	$164,036,562
Money Market Fund	4,119	–	–	4,119
Total	$1,387,636,936	$–	$–	$1,387,636,936

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.